SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2012			December 31, 2013
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,318,989,446			4,204,230,282
Priority share	1			1
Preference shares	2,000,000,001			2,000,000,001
Class A ordinary shares	2,000,000,000			2,000,000,000
Class B ordinary shares	159,494,722			102,115,140
Class C ordinary shares	159,494,722			102,115,140
Issued and fully paid:	355,732,713	€17.0	547	353,032,573	€11.9	335
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	202,318,864	2.0	83	256,998,306	2.5	106
Class B ordinary shares	125,441,218	12.5	362	72,923,447	7.3	138
Class C ordinary shares	27,972,630	2.5	102	23,110,819	2.1	91